UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2014

Date of reporting period: 10/31/2013

Item 1 – Report to Stockholders

OCTOBER 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Dear Shareholder

Financial markets were volatile as 2012 drew to a close, with investors growing increasingly concerned over the possible implementation of pre-mandated tax increases and spending cuts known as the “fiscal cliff.” However, a last-minute tax deal averted the potential crisis and allowed markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as America showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep its asset purchase program intact and interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, the Fed Chairman commented on the possibility of beginning to gradually reduce — or “taper” — the central bank’s asset purchase program before the end of 2013. Investors around the world retreated from higher risk assets in response. Markets rebounded in late June when the tone of the US central bank turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming macro risks. Mixed economic data stirred worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also weighing on investors’ minds was the escalation of the revolution in Egypt and the civil war in Syria, both of which fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several key risks. Most important, the Fed defied market expectations with its decision to delay tapering. Additionally, the more hawkish candidate to become the next Fed Chairman, Larry Summers, withdrew from the race. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. High levels of volatility returned in late September when the Treasury Department warned that the US national debt would breach its statutory maximum soon after Oct. 17. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed with a last-minute compromise to reopen the government and extend the debt ceiling until early 2014.

Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the highest returns for the 6- and 12-month periods ended Oct. 31, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	11.14%	27.18%
US small cap equities (Russell 2000® Index)	16.90	36.28
International equities (MSCI Europe, Australasia, Far East Index)	8.53	26.88
Emerging market equities (MSCI Emerging Markets Index)	1.18	6.53
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.09
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(6.07)	(4.64)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.97)	(1.08)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.63)	(1.69)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.50	8.86
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month period ended October 31, 2013. In late May, the FOMC made statements suggesting a possible reduction in its asset purchases (a process known as “tapering”) from the current pace of $85 billion per month by the end of the year. Expectations of less accommodative monetary policy mounted over the summer as many market participants interpreted the FOMC statement to mean that tapering could begin as early as September. However, the FOMC surprised investors when its September 18 meeting concluded with the announcement that the asset purchase program would not be reduced at that time. This decision was predicated on recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy uncertainty, leading the FOMC to question the sustainability of growth without continued monetary accommodation.

At its October 29-30 meeting, the FOMC continued to maintain its monetary policy, noting that fiscal policy uncertainty continued to restrain growth and that the recovery in the housing sector had slowed. The FOMC further reaffirmed its commitment to closely monitor economic developments and to adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation in an effort to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate.

Economic activity has expanded at a moderate pace, with US gross domestic product growing at an annualized rate of 2.5% and 2.8% in the second and third quarters of 2013, respectively. The US unemployment rate declined by 0.3% (from 7.5% to 7.2%) over the six months ended October 31, 2013; however the underlying labor market components remained weak. In particular, the employment-to-population ratio and the labor force participation rate fell to levels not witnessed since the late 1970s.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to maintain accommodative monetary policy throughout the period. Efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro.

In US money markets, yields fell over the six-month period in response to the continuation of the FOMC’s monetary accommodation. London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures coupled with decreasing supply in the money market space, with three-month LIBOR decreasing 0.03% to close at 0.24% as of October 31, 2013. Late in the third quarter, the US Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. As the repo market was beginning to display signs of stress for lack of collateral near the end of the quarter, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions on September 30.

In late September, the US Treasury warned that the national debt would breach its statutory maximum soon after October 17. As political brinksmanship ensued in the first half of October, investors aggressively sold Treasury bill issues maturing in late October to mid-November, pushing yields on those issues as high as 0.60% in thin markets characterized by wide bid/offer spreads. A last-minute agreement was reached to extend the debt ceiling into the first quarter of 2014 and yields on short-term Treasury bills quickly returned to pre-crisis levels. The yield on the 3-month Treasury bill moved lower to close October at 0.04%, essentially unchanged from the beginning of the period.

In the short-term tax-exempt market, yields declined through the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields during this time as increased demand for variable rate demand notes (“VRDNs”) faces a decreased-supply environment. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), generally declined over the six-month period after having reached a year-to-date high of 0.23% on April 17. The index hit an all-time historical low of 0.05% on July 3 and ended the period at 0.08% as of October 31, 2013.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2013. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continued to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2013. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with one-year municipal notes yielding 0.18% as of October 31, 2013, representing only a nominal premium for the extension risk over VRDNs.

For the six-month period ended October 31, 2013, tax-exempt money fund industry assets increased by 1.3% to $263 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Fund Information as of October 31, 2013	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.08%	0.08%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.03%	0.03%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.04%	0.04%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
US Government Sponsored Agency Obligations	50%
Repurchase Agreements	43
US Treasury Obligations	7
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the US Treasury.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2013	0.03%	0.03%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration or investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2013 and held through October 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[3]
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.40	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
FFI Institutional Fund[2]	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.11	$1.07	0.21%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.20	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense example reflects the net expenses of the Fund and the master portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments October 31, 2013 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 1.25%, 2/27/14	$6,138	$6,161,323
Fannie Mae Discount Notes (a):
0.11%, 1/27/14	10,581	10,578,187
0.16%, 1/27/14	3,500	3,498,689
0.08%, 2/19/14	13,215	13,211,568
0.16%, 3/03/14	5,670	5,666,926
0.10%, 6/02/14	16,500	16,490,238
Fannie Mae Variable Rate Notes (b):
0.14%, 11/08/13	10,000	9,999,942
0.14%, 2/27/15	15,000	14,995,009
0.14%, 8/05/15	11,000	10,996,067
Federal Farm Credit Bank, 0.17%, 9/17/14	9,970	9,968,916
Federal Farm Credit Bank Discount Notes (a):
0.17%, 12/02/13	23,000	22,996,633
0.13%, 1/06/14	15,000	14,996,425
Federal Farm Credit Bank Variable Rate Notes (b):
0.11%, 11/08/13	6,000	5,999,989
0.28%, 11/27/13	20,000	20,000,000
0.10%, 1/21/14	13,000	12,998,990
0.12%, 3/07/14	50,000	49,998,406
Federal Home Loan Bank:
0.10%, 11/08/13	12,500	12,499,970
0.18%, 1/02/14	10,000	9,999,787
0.12%, 1/30/14	6,000	5,999,817
0.18%, 3/05/14	5,000	4,999,701
0.18%, 3/06/14	20,000	19,999,473
0.13%, 3/19/14	20,000	19,997,590
0.13%, 4/11/14	10,000	9,998,250
0.18%, 7/18/14	10,000	9,999,220
0.13%, 7/29/14	2,540	2,539,071
0.16%, 10/10/14	8,400	8,399,021
Federal Home Loan Bank Discount Notes (a):
0.12%, 1/02/14	10,000	9,997,933
0.07%, 1/27/14	10,000	9,998,308
0.09%, 4/02/14	15,310	15,304,182
0.12%, 4/29/14	8,200	8,195,107
0.12%, 4/30/14	10,900	10,893,460
0.10%, 7/02/14	5,000	4,996,625
0.18%, 7/15/14	5,700	5,692,907
Federal Home Loan Bank Variable Rate Notes (b):
0.06%, 1/27/14	13,000	12,997,446
0.13%, 2/25/14	25,000	24,997,590
0.13%, 2/28/14	20,000	19,999,035
0.14%, 3/06/14	15,000	14,999,497
0.11%, 5/09/14	18,000	17,999,753
0.11%, 6/06/14	25,000	25,000,000
0.14%, 6/17/14	20,000	19,997,453
0.14%, 6/26/14	10,000	10,000,194
0.12%, 12/19/14	12,500	12,498,569
0.15%, 7/16/15	10,000	10,000,000
Freddie Mac Discount Notes (a):
0.12%, 1/06/14	3,428	3,427,246
0.11%, 1/21/14	30,000	29,992,575
0.11%, 1/23/14	20,000	19,994,928
0.12%, 1/27/14	5,000	4,998,610
0.11%, 1/28/14	20,000	19,994,622
0.13%, 2/11/14	10,350	10,346,188
0.18%, 2/24/14	5,000	4,997,125

US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (concluded):
0.08%, 3/10/14	$10,000	$9,997,133
0.12%, 3/12/14	5,000	4,997,817
0.11%, 3/19/14	7,000	6,997,048
0.09%, 3/26/14	21,025	21,017,379
0.10%, 4/07/14	10,375	10,370,521
0.15%, 10/20/14	17,250	17,223,952
Freddie Mac Variable Rate Notes, 0.15%, 10/16/15 (b)	6,100	6,100,000
Total US Government Sponsored Agency Obligations — 50.2%		737,012,411

US Treasury Obligations
US Treasury Notes:
0.50%, 11/15/13	20,000	20,002,332
0.25%, 1/31/14	40,000	40,006,483
1.25%, 2/15/14	8,000	8,024,956
0.25%, 2/28/14	15,000	15,003,660
0.25%, 4/30/14	16,100	16,107,018
Total US Treasury Obligations — 6.8%		99,144,449

Repurchase Agreements
Barclays Capital, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $10,000,022, collateralized by a US Treasury Obligation, 0.63%, due 10/15/16, original par and fair value of $10,184,500 and $10,200,029, respectively)	10,000	10,000,000
Total Value of Barclays Capital, Inc. (collateral value of $10,200,029)		10,000,000
BNP Paribas Securities Corp., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $5,000,015, collateralized by a US Treasury Obligation, 0.88%, due 7/31/19, original par and fair value of $5,289,300 and $5,100,036, respectively)	5,000	5,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $5,100,036)		5,000,000
Citigroup Global Markets, Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $15,000,046, collateralized by various Government Agency Obligations, 3.00% - 3.50%, due 9/01/33 - 7/20/43, original par and fair values of $15,264,792 and $15,300,089, respectively)	15,000	15,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $15,300,089)		15,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $6,000,013, collateralized by a US Treasury Obligation, 11.25%, due 2/15/15, original par and fair value of $5,255,000 and $6,125,488, respectively)	6,000	6,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.37%, 12/12/13 (Purchased on 9/12/13 to be repurchased at $10,009,353, collateralized by various US Government Agency Obligations, 3.50% - 5.50%, due 11/15/32 - 8/15/43, original par and fair values of $79,000,094 and $11,100,668, respectively)	$10,000	$10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $17,226,156)		16,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $35,000,117, collateralized by various US Government Agency Obligations, 2.09% - 6.08%, due 10/25/41 - 10/01/43, original par and fair values of $89,229,218 and $36,449,593, respectively)	35,000	35,000,000
Deutsche Bank Securities, Inc., 0.07%, 11/07/13 (Purchased on 10/23/13 to be repurchased at $39,041,139, collateralized by various US Government Agency Obligations, 2.41% - 7.00%, due 8/01/35 - 6/01/43, original par and fair values of $187,422,545 and $40,211,201, respectively) (c)	39,040	39,040,000
Deutsche Bank Securities, Inc., 0.12%, 11/07/13 (Purchased on 10/18/13 to be repurchased at $34,557,304, collateralized by various US Government Agency Obligations, 0.00% - 4.50%, due 7/1/32 - 9/1/43, original par and fair values of $183,419,697 and $36,395,999, respectively) (c)	34,555	34,555,000
Deutsche Bank Securities, Inc., 0.12%, 11/07/13 (Purchased on 10/15/13 to be repurchased at $34,017,608, collateralized by various US Government Agency Obligations, 0.00% - 6.53%, due 7/01/32 - 9/01/43, original par and fair values of $119,841,353 and $36,642,656, respectively) (c)	34,015	34,015,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $149,699,449)		142,610,000
Goldman Sachs & Co., 0.06%, 11/01/13 (Purchased on 10/25/13 to be repurchased at $60,325,704, collateralized by various US Government Agency Obligations, 3.50% - 9.15%, due 10/20/28 - 8/16/43, original par and fair values of $234,866,453, and $64,006,487, respectively)	60,325	60,325,000
Goldman Sachs & Co., 0.13%, 11/01/13 (Purchased on 10/25/13 to be repurchased at $27,420,693, collateralized by a US Government Agency Obligation, 9.15%, due 3/20/41, original par and fair value of $28,729,239 and $29,339,401, respectively)	27,420	27,420,000
Goldman Sachs & Co., 0.06%, 11/04/13 (Purchased on 10/2/13 to be repurchased at $49,002,695, collateralized by various US Government Agency Obligations, 0.00% - 7.57%, due 1/16/26 - 7/16/50, original par and fair values of $1,648,444,762 and $53,743,139, respectively) (c)	49,000	49,000,000
Goldman Sachs & Co., 0.06%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $17,000,198, collateralized by various US Government Agency Obligations, 2.50% - 4.00%, due 9/15/28 - 8/15/43, original par and fair values of $17,498,074, and $17,340,000, respectively)	$17,000	$17,000,000
Total Value of Goldman Sachs & Co. (collateral value of $164,429,027)		153,745,000
HSBC Securities (USA), Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $13,000,029, collateralized by a US Treasury Obligation, 1.38%, due 12/31/18, original par and fair value of $13,190,000 and $13,264,996, respectively)	13,000	13,000,000
HSBC Securities (USA), Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $21,000,064, collateralized by various US Treasury Obligations, 0.63% - 4.38%, due 10/15/16 - 5/15/40, original par and fair value of $18,594,000 and $21,425,671, respectively)	21,000	21,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $34,690,667)		34,000,000
J.P. Morgan Securities LLC, 0.09%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $15,000,038, collateralized by a US Treasury Obligation, 2.00%, due 2/15/22, original par and fair value of $15,535,000 and $15,302,671, respectively)	15,000	15,000,000
J.P. Morgan Securities LLC, 0.18%, 11/01/13 (Purchased on 5/15/13 to be repurchased at $40,034,000, collateralized by various US Government Agency Obligations, 3.25% - 3.50%, due 11/25/42 - 1/15/43, original par and fair value of $42,605,000 and $41,204,101, respectively)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $56,506,772)		55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $28,777,064, collateralized by a US Treasury Obligation, 0.00%, due 1/02/14, original par and fair value of $29,354,100 and $29,352,544, respectively)	28,777	28,777,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $10,000,028, collateralized by various US Government Agency Obligations, 1.31% - 3.75%, due 11/25/32 - 3/20/63, original par and fair values of $365,806,175 and $11,100,000, respectively)	10,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $13,165,154, collateralized by various US Government Agency Obligations, 1.04% - 4.50%, due 1/25/28 - 3/20/62, original par and fair value of $220,512,303 and $14,613,150, respectively)	13,165	13,165,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $55,065,694)		51,942,000

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (concluded)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $75,000,208, collateralized by various US Treasury Obligations, 0.25% - 0.88%, due 9/15/14 - 6/30/17, original par and fair value of $76,528,100 and $76,500,018, respectively)	$75,000	$75,000,000
Morgan Stanley & Co. LLC, 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $20,000,061, collateralized by various US Government Agency Obligations, 2.47% - 2.51%, due 7/1/27 - 3/1/43, original par and fair value of $23,446,876 and $20,600,000, respectively)	20,000	20,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $97,100,018)		95,000,000
RBS Securities, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $24,736,055, collateralized by a US Treasury Obligation, 1.38%, due 9/30/18, original par and fair value of $25,095,000 and $25,232,295, respectively)	24,736	24,736,000
Total Value of RBS Securities, Inc. (collateral value of $25,232,295)		24,736,000
Wells Fargo Securities LLC, 0.22%, 12/19/13 (Purchased on 10/17/13 to be repurchased at $29,011,165, collateralized by various US Government Agency Obligations, 0.00% - 3.00%, due 12/6/16 - 9/01/43, original par and fair value of $29,092,833 and $29,796,922, respectively)	$29,000	$29,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $29,796,922)		29,000,000
Total Repurchase Agreements — 43.0%		632,033,000
Total Investments (Cost — $1,468,189,860*) — 100.0%		1,468,189,860
Other Assets Less Liabilities — 0.0%		268,567

Net Assets — 100.0%		$1,468,458,427

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,468,189,860	—	$1,468,189,860

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $730,319 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2013.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	9

Schedule of Investments October 31, 2013 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.02%, 11/07/13	$298,831	$298,830,145
0.02%, 11/14/13	226,941	226,939,507
0.03% - 0.08%, 11/21/13	428,423	428,412,506
0.04% - 0.06%, 11/29/13	327,000	326,988,132
0.08% - 0.11%, 12/05/13	83,193	83,187,002
0.12%, 12/12/13	34,554	34,549,278
0.12%, 12/19/13	34,554	34,548,702
0.02% - 0.09%, 1/02/14	146,324	146,317,535
0.03% - 0.08%, 1/09/14	149,385	149,374,317
0.03% - 0.08%, 1/16/14	59,092	59,083,792
0.07%, 1/23/14	50,000	49,991,613
0.04% - 0.07%, 1/30/14	109,555	109,542,602
0.01% - 0.08%, 2/13/14	85,000	84,988,661
0.15%, 4/17/14	10,537	10,529,668
0.08% - 0.13%, 4/24/14	109,160	109,098,057
US Treasury Obligations	Par (000)	Value
US Treasury Notes:
0.25%, 11/30/13	$11,200	$11,201,941
0.25% - 1.75%, 1/31/14	83,000	83,319,058
0.25%, 2/28/14	25,500	25,505,782
1.25%, 4/15/14	50,000	50,261,296
0.25%, 4/30/14	15,365	15,374,955
1.00%, 5/15/14	16,000	16,074,297
0.63%, 7/15/14	13,755	13,798,949
Total Investments (Cost — $2,367,917,795*) — 100.0%		2,367,917,795
Other Assets Less Liabilities — 0.0%		489,688

Net Assets — 100.0%		$2,368,407,483

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,367,917,795	—	$2,367,917,795

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $202,052 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2013.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Statements of Assets and Liabilities	Funds For Institutions Series

October 31, 2013 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	$8,546,845,536	$2,137,500,857	$2,855,671,208	—	—	$1,353,753,044
Investments at value — unaffiliated[2]	—	—	—	$836,156,860	$2,367,917,795	—
Repurchase agreements at value — unaffiliated[3]	—	—	—	632,033,000	—	—
Cash	—	—	—	730,319	202,052	—
Capital shares sold receivable	102,414,397	12,273,669	7,056,623	45,102,336	14,311,641	6,413,002
Withdrawals receivable from the Master Portfolio	—	638,863	—	—	—	120,353
Interest receivable	—	—	—	214,071	488,118	—
Prepaid expenses	89,635	94,863	60,726	46,345	50,072	75,794

Total assets	8,649,349,568	2,150,508,252	2,862,788,557	1,514,282,931	2,382,969,678	1,360,362,193

Liabilities
Capital shares redeemed payable	102,414,397	12,912,532	7,056,623	45,603,319	14,395,888	6,533,355
Administration fees payable	744,117	228,156	237,817	—	—	8,078
Investment advisory fees payable	—	—	—	100,007	53,847	—
Income dividends payable	88,866	2,177	28,503	143	11	8,075
Officer’s and Directors’ fees payable	910	18	417	5,253	3,990	266
Other accrued expenses payable	84,026	125,128	54,367	115,782	108,459	107,044

Total liabilities	103,332,316	13,268,011	7,377,727	45,824,504	14,562,195	6,656,818

Net Assets	$8,546,017,252	$2,137,240,241	$2,855,410,830	$1,468,458,427	$2,368,407,483	$1,353,705,375

Net Assets Consist of
Paid-in capital	$8,545,932,477	$2,137,154,594	$2,855,149,823	$1,468,452,233	$2,368,186,742	$1,353,581,023
Undistributed net investment income	14,099	5,645	5,036	2,494	992	7,190
Accumulated net realized gain	70,676	80,002	255,971	3,700	219,749	117,162

Net Assets, $1.00 net asset value per share[4]	$8,546,017,252	$2,137,240,241	$2,855,410,830	$1,468,458,427	$2,368,407,483	$1,353,705,375

[1] Investments at cost — affiliated	$8,546,845,536	$2,137,500,857	$2,855,671,208	—	—	$1,353,753,044
[2] Investments at cost — unaffiliated	—	—	—	$836,156,860	$2,367,917,795	—
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$632,033,000	—	—
[4] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	8,545,932,477	2,137,154,594	2,855,149,823	1,468,452,233	2,368,186,751	1,351,558,163
[5] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	11

Statements of Operations	Funds For Institutions Series

Six Months Ended October 31, 2013 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	$12,607	$9,552	—	$1,022,561	$730,176	$7,190
Net investment income allocated from the applicable Master Portfolio:[1]
Interest	11,444,600	2,477,377	$3,826,874	—	—	1,051,771
Expenses	(2,691,778)	(674,433)	(1,036,149)	—	—	(500,473)
Fees waived	—	—	—	—	—	40,319

Total income	8,765,429	1,812,496	2,790,725	1,022,561	730,176	598,807

Expenses
Investment advisory	—	—	—	2,702,505	4,131,848	—
Administration	4,532,918	1,631,681	2,181,639	—	—	1,090,532
Transfer agent	261,265	234,857	71,249	85,024	120,647	120,168
Registration	33,166	35,933	42,723	31,453	34,323	32,161
Professional	47,469	26,244	29,443	33,847	40,443	19,310
Custodian	—	—	—	59,047	41,740	—
Accounting services	—	—	—	24,262	28,407	—
Officer and Directors	1,567	344	797	12,479	19,506	86
Printing	1,142	1,062	634	1,516	2,376	16
Miscellaneous	42,857	34,223	20,266	48,235	57,744	25,646

Total expenses	4,920,384	1,964,344	2,346,751	2,998,368	4,477,034	1,287,919
Less fees waived by Manager	—	—	—	(2,047,204)	(3,747,337)	—
Less fees waived and/or reimbursed by administrator	—	(308,367)	(366,440)	—	—	(914,415)

Total expenses after fees waived and/or reimbursed	4,920,384	1,655,977	1,980,311	951,164	729,697	373,504

Net investment income	3,845,045	156,519	810,414	71,397	479	225,303

Realized Gain
Net realized gain allocated from the applicable Master Portfolio[1]	274,587	78,902	123,161	—	—	117,162
Net realized gain from investments	—	—	—	6,194	125,748	—

Net Increase in Net Assets Resulting from Operations	$4,119,632	$235,421	$933,575	$77,591	$126,227	$342,465

[1]	Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013

Operations
Net investment income	$3,845,045	$14,478,110	$156,519	$1,932,951
Net realized gain	274,587	469,679	78,902	163,160

Net increase in net assets resulting from operations	4,119,632	14,947,789	235,421	2,096,111

Dividends to Shareholders From
Net investment income	(3,845,045)	(14,478,110)[1]	(156,519)	(1,932,951)[1]
Net realized gain	—	—	(144,000)	(175,177)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(3,845,045)	(14,478,110)	(300,519)	(2,108,128)

Capital Share Transactions
Net proceeds from sale of shares	15,327,445,240	38,473,182,223	2,564,263,037	6,816,124,260
Reinvestment of dividends and distributions	3,281,417	12,282,344	281,805	1,975,814
Cost of shares redeemed	(15,500,428,450)	(37,826,018,235)	(2,604,879,831)	(7,260,630,239)

Net increase (decrease) in net assets derived from capital share transactions	(169,701,793)	659,446,332	(40,334,989)	(442,530,165)

Net Assets
Total increase (decrease) in net assets	(169,427,206)	659,916,011	(40,400,087)	(442,542,182)
Beginning of period	8,715,444,458	8,055,528,447	2,177,640,328	2,620,182,510

End of period	$8,546,017,252	$8,715,444,458	$2,137,240,241	$2,177,640,328

Undistributed net investment income, end of period	$14,099	$14,099	$5,645	$5,645

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	13

Statements of Changes in Net Assets (continued)	Funds For Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013

Operations
Net investment income	$810,414	$4,410,721	$71,397	$191,394
Net realized gain	123,161	208,032	6,194	34,435

Net increase in net assets resulting from operations	933,575	4,618,753	77,591	225,829

Dividends and Distributions to Shareholders From
Net investment income	(810,414)	(4,410,721)[1]	(71,397)	(191,394)[1]
Net realized gain	—	(194,476)[1]	(13,583)	(39,838)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(810,414)	(4,605,197)	(84,980)	(231,232)

Capital Share Transactions
Net proceeds from sale of shares	13,971,349,523	34,726,855,844	3,641,732,275	9,330,401,068
Reinvestment of dividends and distributions	594,731	3,802,891	79,231	214,254
Cost of shares redeemed	(14,644,549,049)	(34,091,665,088)	(4,024,653,778)	(10,257,086,441)

Net increase (decrease) in net assets derived from capital share transactions	(672,604,795)	638,993,647	(382,842,272)	(926,471,119)

Net Assets
Total increase (decrease) in net assets	(672,481,634)	639,007,203	(382,849,661)	(926,476,522)
Beginning of period	3,527,892,464	2,888,885,261	1,851,308,088	2,777,784,610

End of period	$2,855,410,830	$3,527,892,464	$1,468,458,427	$1,851,308,088

Undistributed net investment income, end of period	$5,036	$5,036	$2,494	$2,494

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013

Operations
Net investment income	$479	$992	$225,303	$422,898
Net realized gain	125,748	167,525	117,162	19,987

Net increase in net assets resulting from operations	126,227	168,517	342,465	442,885

Dividends and Distributions to Shareholders From
Net investment income	(479)	(1,220)[1]	(218,113)	(405,157)[1]
Net realized gain	—	(99,906)[1]	—	(41,076)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(479)	(101,126)	(218,113)	(446,233)

Capital Share Transactions
Net proceeds from sale of shares	3,274,940,597	3,870,299,065	3,722,715,734	6,937,814,208
Reinvestment of dividends and distributions	434	100,172	172,463	322,078
Cost of shares redeemed	(3,312,162,307)	(4,147,031,635)	(3,924,644,576)	(8,311,764,808)

Net decrease in net assets derived from capital share transactions	(37,221,276)	(276,632,398)	(201,756,379)	(1,373,628,522)

Net Assets
Total decrease in net assets	(37,095,528)	(276,565,007)	(201,632,027)	(1,373,631,870)
Beginning of period	2,405,503,011	2,682,068,018	1,555,337,402	2,928,969,272

End of period	$2,368,407,483	$2,405,503,011	$1,353,705,375	$1,555,337,402

Undistributed net investment income, end of period	$992	$992	$7,190	—

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	15

Financial Highlights	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Premier Institutional Fund
			Year Ended April 30,
			2013		2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0004		0.0017		0.0012		0.0022	0.0028		0.0209
Net realized gain (loss)	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0000	[1]	(0.0000)[2]

Net increase from investment operations	0.0004		0.0017		0.0012		0.0023	0.0028		0.0209

Dividends from net investment income	(0.0004)		(0.0017)[3]		(0.0012)[3]		(0.0022)[3]	(0.0028)[3]		(0.0209)[3]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.04%	[5]	0.17%		0.12%		0.22%	0.28%		2.11%

Ratios to Average Net Assets[6]
Total expenses	0.17%	[7]	0.16%		0.16%		0.16%	0.18%		0.18%

Net investment income	0.08%	[7]	0.17%		0.12%		0.22%	0.29%		2.16%

Supplemental Data
Net assets, end of period (000)	$8,546,017		$8,715,444		$8,055,528		$11,284,540	$12,182,188		$17,312,092

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Financial Highlights (continued)	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Institutional Fund
			Year Ended April 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0008	0.0006	0.0017	0.0023	0.0204
Net realized gain	0.0000	[1]	0.0001	0.0001	0.0003	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0009	0.0007	0.0020	0.0023	0.0204

Dividends and distributions from:
Net investment income	(0.0001)		(0.0008)[3]	(0.0006)[3]	(0.0017)[3]	(0.0023)[3]	(0.0204)[3]
Net realized gain	(0.0000)[2]		(0.0001)[3]	(0.0001)[3]	(0.0003)[3]	(0.0000)[2,3]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)		(0.0009)	(0.0007)	(0.0020)	(0.0023)	(0.0204)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	[5]	0.09%	0.06%	0.20%	0.23%	2.06%

Ratios to Average Net Assets[6]
Total expenses	0.24%	[7]	0.23%	0.23%	0.22%	0.24%	0.24%

Total expenses after fees waived	0.21%	[7]	0.23%	0.23%	0.22%	0.24%	0.24%

Net investment income	0.01%	[7]	0.08%	0.05%	0.17%	0.26%	2.03%

Supplemental Data
Net assets, end of period (000)	$2,137,240		$2,177,640	$2,620,183	$4,595,474	$6,783,683	$23,356,339

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	17

Financial Highlights (continued)	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Select Institutional Fund
			Year Ended April 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0013	0.0010	0.0020	0.0027	0.0207
Net realized gain	0.0000	[1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002		0.0014	0.0011	0.0021	0.0027	0.0207

Dividends and distributions from:
Net investment income	(0.0002)		(0.0013)[2]	(0.0010)[2]	(0.0020)[2]	(0.0027)[2]	(0.0207)[2]
Net realized gain	—		(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)		(0.0014)	(0.0011)	(0.0021)	(0.0027)	(0.0207)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	[5]	0.14%	0.11%	0.21%	0.27%	2.09%

Ratios to Average Net Assets[6]
Total expenses	0.20%	[7]	0.19%	0.20%	0.18%	0.18%	0.21%

Total expenses after fees waived and paid indirectly	0.18%	[7]	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.05%	[7]	0.13%	0.10%	0.21%	0.24%	2.04%

Supplemental Data
Net assets, end of period (000)	$2,855,411		$3,527,892	$2,888,885	$4,694,755	$4,395,901	$2,625,408

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Financial Highlights (continued)	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Government Fund
			Year Ended April 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0001	0.0001	0.0005	0.0012	0.0141
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0001	0.0001	0.0005	0.0012	0.0141

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)[3]	(0.0001)[3]	(0.0005)[3]	(0.0012)[3]	(0.0141)[3]
Net realized gain	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0002)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0007)	(0.0012)	(0.0141)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	[5]	0.01%	0.01%	0.07%	0.12%	1.42%

Ratios to Average Net Assets
Total expenses	0.36%	[6]	0.35%	0.33%	0.33%	0.34%	0.35%

Total expenses after fees waived and paid indirectly	0.11%	[6]	0.18%	0.15%	0.22%	0.23%	0.24%

Net investment income	0.01%	[6]	0.01%	0.01%	0.05%	0.12%	1.26%

Supplemental Data
Net assets, end of period (000)	$1,468,458		$1,851,308	$2,777,785	$3,035,880	$4,980,873	$11,707,716

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	19

Financial Highlights (continued)	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Treasury Fund
			Year Ended April 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0076
Net realized gain	—		0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0000	0.0000	0.0001	0.0001	0.0076

Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0076)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	—	—

Total dividends and distributions	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0001)	(0.0076)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.01%	0.01%	0.77%

Ratios to Average Net Assets
Total expenses	0.34%	[6]	0.34%	0.33%	0.33%	0.34%	0.33%

Total expenses after fees waived	0.06%	[6]	0.10%	0.05%	0.16%	0.17%	0.22%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.68%

Supplemental Data
Net assets, end of period (000)	$2,368,407		$2,405,503	$2,682,068	$2,640,947	$4,672,003	$9,875,165

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Financial Highlights (concluded)	Funds For Institutions Series

	Six Months Ended October 31, 2013 (Unaudited)		FFI Institutional Tax-Exempt Fund
			Year Ended April 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0002	0.0003	0.0017	0.0028	0.0150
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002		0.0002	0.0003	0.0017	0.0028	0.0150

Dividends and distributions from:
Net investment income	(0.0002)		(0.0002)[2]	(0.0003)[2]	(0.0017)[2]	(0.0028)[2]	(0.0150)[2]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]

Total dividends and distributions	(0.0002)		(0.0002)	(0.0003)	(0.0017)	(0.0028)	(0.0150)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	[5]	0.02%	0.03%	0.17%	0.28%	1.51%

Ratios to Average Net Assets[6]
Total expenses	0.24%	[7]	0.23%	0.23%	0.22%	0.23%	0.24%

Total expenses after fees waived	0.11%	[7]	0.21%	0.18%	0.22%	0.23%	0.24%

Net investment income	0.03%	[7]	0.02%	0.03%	0.18%	0.28%	1.55%

Supplemental Data
Net assets, end of period (000)	$1,353,705		$1,555,337	$2,928,969	$5,150,945	$10,793,962	$14,886,326

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	21

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which has the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2013, the percentage of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As October 31, 2013, the percentage of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 43% and 57%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

2. Significant Accounting Policies:

The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Notes to Financial Statements (continued)	Funds For Institutions Series

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Government Fund and Treasury Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Government and Treasury Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BlackRock Advisors, LLC (the “Manager” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund and Treasury Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Manager voluntarily agreed to waive a portion of the investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund after giving effect to this fee waiver will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by Manager in the Statements of Operations.

For the six months ended October 31, 2013, the following amounts were waived pursuant to this agreement:

Government Fund.	$1,031,063
Treasury Fund	$1,506,686

The Manager and/or Administrator voluntarily agreed to waive and/or reimburse a portion of its advisory and/or administration fees to enable Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum level of daily net investment income. This amount is included in or shown as fees waived by Manager or fees waived and/or reimbursed by administrator in the Statements of Operations.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	23

Notes to Financial Statements (concluded)	Funds For Institutions Series

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or Directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

5. Income Tax Information:

As of April 30, 2013, Premier Institutional Fund had a capital loss carryforward in the amount of $203,911 available to offset future realized capital gains, all of which expires April 30, 2017.

6. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Master Portfolio Information as of October 31, 2013	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	28
Time Deposits	12
Repurchase Agreements	12
Corporate Notes	7
US Treasury Obligations	3
Municipal Bonds	2
Other Assets Less Liabilities	1

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	30%
Commercial Paper	27
Time Deposits	18
Repurchase Agreements	11
US Treasury Obligations	5
Corporate Notes	5
Municipal Bonds	3
US Government Sponsored Agency Obligations	2
Liabilities in Excess of Other Assets	(1)

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	80%
Tax-Exempt Commercial Paper	16
Fixed Rate Notes	7
Liabilities in Excess of Other Assets	(3)

Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	25

Schedule of Investments October 31, 2013 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.4%
HSBC Bank PLC:
0.32%, 12/12/13	$40,000	$40,000,000
0.31%, 12/16/13	60,000	60,000,000
National Australia Bank Ltd., London, 0.25%, 3/07/14	100,000	100,000,000

		200,000,000
Yankee (a) — 32.2%
Bank of Montreal, Chicago:
0.20%, 1/27/14	140,000	140,000,000
0.24%, 9/05/14 (b)	80,000	80,000,000
Bank of Nova Scotia, Houston:
0.20%, 2/04/14	50,000	50,000,000
0.18%, 2/25/14 (b)	75,000	75,000,000
0.27%, 8/08/14 (b)	60,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.20%, 1/27/14	68,000	68,000,000
BNP Paribas SA, NY:
0.39%, 11/15/13	49,200	49,200,000
0.33%, 2/03/14 (b)	70,000	70,000,000
0.70%, 2/14/14	50,000	50,061,727
0.35%, 3/06/14	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.28%, 1/08/14	44,000	44,000,000
0.31%, 1/17/14	65,000	65,000,000
0.26%, 8/08/14	81,000	81,000,000
Credit Industriel et Commercial, NY:
0.15%, 11/05/13	77,000	77,000,000
0.15%, 11/07/13	51,000	51,000,000
0.26%, 1/06/14	95,000	95,000,000
0.26%, 1/08/14	48,000	48,000,000
Credit Suisse, NY, 0.26%, 3/18/14	43,000	43,000,000
Deutsche Bank AG, NY, 0.28%, 2/26/14 (b)	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp., NY:
0.24%, 2/05/14	50,000	50,000,000
0.28%, 2/20/14	75,000	75,000,000
Mizuho Bank Ltd., NY:
0.22%, 1/17/14	150,000	150,000,000
0.22%, 2/03/14	30,000	30,000,000
Certificates of Deposit	Par (000)	Value
Yankee (a) (concluded)
National Australia Bank Ltd., NY (b):
0.27%, 8/08/14	$70,000	$70,000,000
0.26%, 8/13/14	30,000	30,000,000
Natixis, NY, 0.32%, 11/01/13	75,000	75,000,000
Nordea Bank Finland PLC, NY:
0.25%, 1/17/14	25,000	25,000,000
0.25%, 2/03/14	35,000	35,000,000
Norinchukin Bank, NY, 0.10%, 11/06/13	150,000	150,000,000
Rabobank Nederland NV, NY:
0.39%, 1/17/14	70,000	70,000,000
0.28%, 8/22/14 (b)	75,000	75,000,000
0.29%, 9/16/14 (b)	72,500	72,500,000
Royal Bank of Canada, NY (b):
0.23%, 1/15/14	41,000	41,000,000
0.25%, 4/08/14	40,000	40,000,000
0.27%, 10/10/14	62,000	62,000,000
0.25%, 10/31/14	31,000	31,000,000
Societe Generale, NY, 0.34%, 9/19/14 (b)	49,000	49,000,000
Sumitomo Mitsui Banking Corp., NY, 0.23%, 2/10/14	50,000	50,000,000
Svenska Handelsbanken, NY:
0.25%, 1/17/14	40,000	40,000,427
0.24%, 2/25/14	50,000	50,000,797
Toronto-Dominion Bank, NY, 0.24%, 7/24/14 (b)	47,000	47,000,000
Wells Fargo Bank NA, 0.18%, 2/26/14 (b)	115,000	115,000,000
Westpac Banking Corp., NY (b):
0.28%, 4/15/14	30,000	30,000,000
0.25%, 8/28/14	40,000	40,000,000

		2,758,762,951
Total Certificates of Deposit — 34.6%		2,958,762,951

Commercial Paper
Australia & New Zealand Banking Group Ltd.:
0.24%, 1/17/14 (b)	70,000	70,000,000
0.21%, 2/25/14 (b)	46,500	46,507,000
0.28%, 2/25/14 (b)	25,000	25,003,763
0.26%, 8/15/14	35,000	35,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Board
	AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
	ARB	Airport Revenue Bonds	LIFERS	Long Inverse Floating Exempt Receipts
	BAN	Bond Anticipation Notes	LOC	Letter of Credit
	BHAC	Berkshire Hathaway Assurance Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	COP	Certificates of Participation	MTN	Medium-Term Note
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	P-FLOATS	Puttable Floating Rate Securities
	ECN	Extendible Commercial Note	PUTTERS	Puttable Tax-Exempt Receipts
	EDA	Economic Development Authority	RAN	Revenue Anticipation Notes
	EDC	Economic Development Corp.	RB	Revenue Bonds
	FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreements
	GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	HDA	Housing Development Authority	TECP	Tax-Exempt Commercial Paper
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
	HRB	Housing Revenue Bonds

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bank of Nederlandse Gemeenten (c):
0.23%, 1/17/14	$72,305	$72,270,203
0.22%, 1/24/14	25,000	24,987,167
Bedford Row Funding Corp., 0.30%, 3/17/14 (c)	40,000	39,954,667
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	77,000	76,904,007
Caisse Centrale Desjardins du Quebec, 0.25%, 1/21/14 (c)	31,600	31,582,580
Charta LLC, 0.27%, 12/23/13 (c)	32,000	31,987,520
Ciesco LLC, 0.28%, 12/09/13 (c)	30,425	30,416,008
Collateralized Commercial Paper Co. LLC (c):
0.30%, 2/03/14	35,000	34,972,583
0.30%, 3/11/14	45,000	44,951,250
Commonwealth Bank of Australia (b):
0.22%, 3/03/14 (d)	50,000	49,999,153
0.26%, 5/02/14	47,000	47,000,000
0.26%, 5/15/14	34,000	34,000,000
0.27%, 6/06/14	35,000	35,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	50,000	49,968,333
DNB Bank ASA, NY (c):
0.26%, 1/27/14	46,000	45,971,097
0.25%, 1/28/14	35,000	34,978,611
Erste Abwicklungsanstalt, 0.45%, 11/29/13 (c)	25,000	24,991,250
GOVCO LLC, 0.24%, 1/14/14 (c)	100,000	99,950,667
HSBC Bank PLC (b):
0.27%, 9/09/14 (d)	48,000	48,000,000
0.27%, 9/10/14	24,000	24,000,000
ING (US) Funding LLC (c):
0.24%, 12/05/13	17,000	16,996,147
0.29%, 1/16/14	30,000	29,981,633
0.29%, 2/07/14	50,000	49,960,528
0.28%, 3/12/14	50,000	49,949,055
0.29%, 3/18/14	16,000	15,982,342
Jupiter Securitization Company LLC, 0.24%, 4/03/14 (c)	38,000	37,961,240
Kells Funding LLC:
0.28%, 11/04/13	40,000	40,000,000
0.23%, 1/06/14 (c)	50,000	49,978,917
0.20%, 1/16/14 (d)	20,000	20,000,000
0.20%, 2/03/14 (b)	25,000	25,000,000
0.25%, 2/07/14 (c)	50,000	49,965,972
Mizuho Funding LLC, 0.25%, 2/24/14 (c)	30,000	29,976,521
Mont Blanc Capital Corp., 0.24%, 1/09/14 (c)	35,000	34,983,900
Nederlandse Waterschapsbank NV:
0.22%, 6/24/14 (d)	14,000	14,000,000
0.23%, 7/01/14 (b)(d)	30,000	30,000,479
0.25%, 7/07/14	50,000	50,003,441
0.26%, 7/25/14 (d)	50,000	50,007,271
0.26%, 7/28/14 (b)	13,000	13,001,940
0.26%, 7/30/14	13,000	13,001,955
Nordea Bank AB (c):
0.25%, 1/07/14	70,000	69,967,430
0.26%, 1/10/14	30,180	30,165,036
Northern Pines Funding LLC (c):
0.37%, 12/30/13	30,000	29,981,808
0.40%, 12/31/13	35,000	34,976,667
NRW Bank, 0.09%, 11/05/13 (c)	150,000	149,998,500
Old Line Funding LLC, 0.24%, 4/22/14 (c)	65,133	65,058,314
Sheffield Receivable Corp., 0.24%, 1/13/14 (c)	38,000	37,981,507
Svenska Handelsbanken, Inc., 0.25%, 2/07/14 (c)	40,000	39,972,778
Thunder Bay Funding LLC, 0.23%, 3/26/14	33,000	33,000,000
Commercial Paper	Par (000)	Value
Westpac Banking Corp., NY:
0.38%, 11/29/13	$25,000	$24,999,996
0.27%, 7/09/14 (b)	58,855	58,855,000
0.27%, 8/01/14 (b)	50,000	50,000,000
0.24%, 9/29/14	40,000	40,000,000
Westpac Securities NZ, Ltd., 0.31%, 1/30/14	83,500	83,498,758
Total Commercial Paper — 28.4%		2,427,602,994

Corporate Notes
Australia & New Zealand Banking Group Ltd., 0.98%, 1/10/14 (b)(d)	30,000	30,043,583
Bank of Montreal, Chicago, 0.34%, 1/10/14 (b)	55,000	55,000,000
Bank of Nova Scotia, 2.38%, 12/17/13	15,000	15,039,531
Bank of Nova Scotia, Houston, 0.34%, 1/02/14 (b)	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.25%, 2/24/14 (d)	12,000	12,071,161
Commonwealth Bank of Australia, NY, 1.49%, 1/17/14 (b)	23,000	23,063,598
Export Development Canada, MTN, 0.11%, 2/04/14 (b)(d)	60,000	60,000,000
National Australia Bank Ltd.:
0.97%, 11/08/13	25,500	25,503,399
1.44%, 1/30/14	10,000	10,028,856
National Bank of Canada, NY, 0.30%, 1/09/14 (b)	53,000	53,000,000
Rabobank Nederland NV, MTN, 1.85%, 1/10/14	69,555	69,748,086
Shell International Finance BV, 4.00%, 3/21/14	140,812	142,770,087
Svenska Handelsbanken AB, 0.26%, 4/15/14 (b)(d)	63,400	63,400,000
Toronto-Dominion Bank, NY, 1.38%, 7/14/14	20,870	21,023,638
Total Corporate Notes — 7.2%		615,691,939

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.10%, 11/07/13	23,800	23,800,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.07%, 11/07/13	26,820	26,820,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.07%, 11/07/13	7,000	7,000,000
New York State HFA, HRB, VRDN, 160 West 62nd Street, Series B (Wells Fargo Bank LOC), 0.13%, 11/07/13	4,000	4,000,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.08%, 11/07/13	33,600	33,600,000
State of California, GO, Refunding, VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA SBPA), 0.11%, 11/07/13 (f)	39,281	39,280,500
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.08%, 11/07/13	11,760	11,760,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	27

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.04%, 11/07/13	$17,265	$17,265,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.10%, 11/07/13	2,600	2,600,000
Total Municipal Bonds — 1.9%		166,125,500

Time Deposits
Barclays Bank PLC, 0.10%, 11/01/13	146,000	146,000,000
DNB Bank ASA, 0.05%, 11/01/13	50,000	50,000,000
ING Bank, NV, 0.13%, 11/06/13	126,000	126,000,000
Natixis, 0.10%, 11/01/13	98,000	98,000,000
Skandinaviska Enskilda Banken AB, 0.06%, 11/01/13	250,000	250,000,000
Societe Generale SA, 0.08%, 11/01/13	360,000	360,000,000
Total Time Deposits — 12.1%		1,030,000,000

US Treasury Obligations
US Treasury Bills, 0.08%, 12/19/13 (c)	64,000	63,993,387
US Treasury Notes:
0.50%, 11/15/13	60,000	60,007,324
0.25%, 3/31/14	25,000	25,012,966
0.25%, 4/30/14	40,000	40,019,365
0.25%, 5/31/14	15,000	15,009,174
4.25%, 8/15/14	75,000	77,408,415
Total US Treasury Obligations — 3.3%		281,450,631

Repurchase Agreements
Citigroup Global Markets, Inc., 0.31%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $139,501,201, collateralized by various Corporate/Debt Obligations, 0.00% - 7.45%, due 7/16/18 - 5/10/63, original par and fair values of $918,966,328 and $149,594,768, respectively)	139,500	139,500,000
Citigroup Global Markets, Inc., 1.00%, 12/05/13 (Purchased on 4/25/13 to be repurchased at $115,104,306, collateralized by various Corporate/Debt Obligations, 0.00% - 7.92% due 6/25/14 - 5/10/63, original par and fair values of $270,285,280 and $123,137,753, respectively) (e)	114,500	114,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $272,732,521)		254,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $25,000,090, collateralized by various US Government Agency Obligations, 0.93% - 19.47% due 8/20/39 - 11/25/43, original par and fair values of $30,331,172 and $26,751,989, respectively)	25,000	25,000,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 8/1/13 to be repurchased at $34,030,411, collateralized by various US Government Agency Obligations, 4.83% - 51.00% due 5/15/30 - 7/25/43, original par and fair values of $88,063,121 and $36,381,038, respectively)	$34,000	$34,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $18,012,600, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.10% - 9.51%, due 8/15/18 - 5/20/60, original par and fair values of $49,569,643 and $19,319,705, respectively)	18,000	18,000,000
Credit Suisse Securities (USA) LLC, 0.55%, 12/05/13 (Purchased on 3/18/13 to be repurchased at $40,139,333, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.10% - 7.98%, due 11/15/17 - 3/12/51, original par and fair values of $1,812,114,663 and $45,469,205, respectively) (e)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $127,921,937)		117,000,000
Deutsche Bank Securities, Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $95,000,290, collateralized by various US Government Agency Obligations, 0.50% - 5.25%, due 11/22/17 - 10/24/22, original par and fair values of $97,119,000 and $96,900,216, respectively)	95,000	95,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/04/13 (Purchased on 8/5/13 to be repurchased at $44,041,152, collateralized by various Corporate/Debt Obligations, 0.00% - 11.87%, due 10/22/14 - 12/5/50, original par and fair values of $4,184,651,508 and $51,385,968, respectively) (e)	44,000	44,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/05/13 (Purchased on 8/7/13 to be repurchased at $75,069,375, collateralized by various Corporate/Debt Obligations, 0.00% - 48.73% due 10/22/14 - 6/11/50, original par and fair values of $329,875,754 and $90,526,581, respectively) (e)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/07/13 (Purchased on 8/13/13 to be repurchased at $29,028,017, collateralized by various Corporate/Debt Obligations, 0.00% - 11.87% due 9/26/14 - 8/12/50, original par and fair values of $337,874,732 and $32,107,908, respectively) (e)	29,000	29,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $270,920,673)		243,000,000
J.P. Morgan Securities LLC, 0.14%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $100,000,389, collateralized by various Corporate/Debt Obligations, 0.00%, due 11/1/13 - 1/28/14, original par and fair values of $107,013,000 and $107,000,183, respectively)	100,000	100,000,000

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.42%, 12/15/13 (Purchased on 3/15/13 to be repurchased at $20,053,900, collateralized by various Corporate/Debt Obligations, 1.04% - 8.50%, due 9/15/14 - 12/10/49, original par and fair values of $20,226,653 and $21,057,574, respectively) (e)	$20,000	$20,000,000
J.P. Morgan Securities LLC, 0.57%, 1/15/14 (Purchased on 9/18/13 to be repurchased at $34,064,062, collateralized by various Corporate/Debt Obligations, 0.46% - 3.62%, due 8/15/17 - 6/25/42, original par and fair values of $44,102,272 and $36,384,366, respectively)	34,000	34,000,000
J.P. Morgan Securities LLC, 0.56%, 6/19/14 (Purchased on 8/22/13 to be repurchased at $75,013,833, collateralized by various Corporate/Debt Obligations, 0.46% - 1.54%, due 12/15/15 - 8/25/48, original par and fair values of $90,100,704 and $80,252,777, respectively)	75,000	75,000,000
Total Value of JPMorgan Securities LLC (collateral value of $244,694,900)		229,000,000
Mizuho Securities USA, Inc., 0.40%, 11/01/13 (Purchased on 3/4/13 to be repurchased at $75,201,667, collateralized by various Corporate/Debt Obligations, various US Government Agency Obligations and various US Treasury Obligations, 0.00% - 7.38%, due 6/15/15 - 12/15/42, original par and fair values of $1,037,587,025 and $84,090,589, respectively)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $84,090,589)		75,000,000
RBC Capital Markets LLC, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $40,000,144, collateralized by various Corporate/Debt Obligations, 1.10% - 11.88%, due 11/15/14 - 10/16/43, original par and fair values of $39,749,779 and $42,000,000, respectively)	40,000	40,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.16%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $11,000,049, collateralized by various Corporate/Debt Obligations, 0.00% - 8.36%, due 12/2/13 - 7/1/58, original par and fair values of $13,288,520 and $11,643,912, respectively)	$11,000	$11,000,000
Total Value of RBC Capital Markets LLC (collateral value of $53,643,912)		51,000,000
Wells Fargo Securities, LLC, 0.24%, 11/01/13 (Purchased on 9/20/13 to be repurchased at $31,008,680, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.00% - 9.30%, due 5/19/14 - 11/25/49, original par and fair value of $46,310,790 and $34,544,733, respectively)	31,000	31,000,000
Wells Fargo Securities, LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $18,979,994, collateralized by various Corporate/Debt Obligations, 0.00% - 7.75%, due 5/8/15 to 5/25/46, original par and fair value of $126,026,081 and $21,263,531, respectively)	18,955	18,955,000
Total Value of Wells Fargo Securities, LLC (collateral value of $55,808,264)		49,955,000
Total Repurchase Agreements — 11.9%		1,018,955,000
Total Investments (Cost — $8,498,589,015*) — 99.4%		8,498,589,015
Other Assets Less Liabilities — 0.6%		48,256,521

Net Assets — 100.0%		$8,546,845,536

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	29

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,498,589,015	—	$8,498,589,015
[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $742,931 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2013.

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments October 31, 2013 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.6%
HSBC Bank PLC:
0.32%, 12/12/13	$40,000	$40,000,000
0.31%, 12/16/13	40,000	40,000,000

		80,000,000
Yankee (a) — 28.1%
Bank of Montreal, Chicago:
0.24%, 11/05/13 (b)	45,000	45,000,000
0.20%, 1/27/14	80,000	80,000,000
Bank of Nova Scotia, Houston, 0.28%, 11/01/13 (b)	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.12%, 11/05/13	100,000	100,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.27%, 11/01/13	25,000	25,000,000
0.26%, 11/08/13	49,000	49,000,000
0.25%, 12/13/13	19,305	19,305,000
0.31%, 1/17/14	45,000	45,000,000
Credit Industriel et Commercial, NY:
0.15%, 11/05/13	50,000	50,000,000
0.15%, 11/07/13	27,000	27,000,000
0.26%, 1/06/14	30,500	30,500,000
Deutsche Bank AG, NY, 0.28%, 11/01/13 (b)	34,000	34,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.28%, 2/20/14	64,500	64,500,000
Mizuho Bank Ltd., NY:
0.21%, 11/14/13	25,000	25,000,000
0.22%, 2/03/14	70,000	70,000,000
National Australia Bank Ltd., NY (b):
0.27%, 11/08/13	30,000	30,000,000
0.26%, 11/13/13	20,000	20,000,000
Nordea Bank Finland PLC, NY, 0.25%, 1/17/14	20,000	20,000,000
Norinchukin Bank, NY, 0.10%, 11/06/13	73,000	73,000,000
Rabobank Nederland NV, NY:
0.41%, 1/08/14	50,000	50,000,000
0.39%, 1/17/14	50,000	50,000,000
Royal Bank of Canada, NY (b):
0.23%, 11/01/13	28,000	28,000,000
0.25%, 11/01/13	16,000	16,000,000
0.27%, 11/01/13	20,000	20,000,000
Societe Generale, NY, 0.34%, 1/06/14 (b)	51,000	51,000,000
Sumitomo Mitsui Banking Corp., NY:
0.24%, 11/08/13	86,000	86,000,000
0.23%, 2/10/14	50,000	50,000,000
Toronto-Dominion Bank, NY:
0.11%, 11/05/13	25,000	25,000,000
0.24%, 11/25/13 (b)	31,000	31,000,000
0.23%, 1/21/14	45,000	45,000,000
Wells Fargo Bank NA:
0.18%, 11/01/13 (b)	35,000	35,000,000
0.22%, 2/10/14	25,000	25,000,000
Westpac Banking Corp., NY, 0.28%, 11/01/13 (b)	43,500	43,500,000

		1,402,805,000
Total Certificates of Deposit — 29.7%		1,482,805,000

Commercial Paper
Antalis US Funding Corp., 0.34%, 11/08/13 (c)	21,300	21,298,592
Australia & New Zealand Banking Group Ltd., 0.24%, 1/17/14 (b)	45,000	45,000,000
Commercial Paper	Par (000)	Value
Bank of Nederlandse Gemeenten (c):
0.23%, 1/17/14	$22,900	$22,888,979
0.22%, 1/23/14	22,000	21,988,841
0.22%, 1/24/14	25,000	24,987,167
Bedford Row Funding Corp., 0.30%, 1/31/14 (c)	25,000	24,981,042
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	22,500	22,471,950
Caisse Centrale Desjardins du Quebec (c):
0.18%, 12/17/13	50,000	49,988,500
0.25%, 1/21/14	18,400	18,389,857
Chariot Funding LLC, 0.24%, 4/10/14 (c)	20,000	19,978,667
Collateralized Commercial Paper Co. LLC, 0.30%, 3/11/14 (c)	55,000	54,940,417
Commonwealth Bank of Australia (b):
0.27%, 5/02/14	29,000	29,000,000
0.26%, 5/15/14	22,000	22,000,000
0.27%, 6/06/14	40,000	40,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	65,000	64,958,833
DNB Bank ASA, 0.22%, 3/18/14 (c)	41,525	41,490,234
Erste Abwicklungsanstalt, 0.45%, 11/29/13 (c)	25,000	24,991,250
HSBC Bank PLC (b):
0.27%, 9/09/14 (d)	27,000	27,000,000
0.27%, 9/10/14	10,000	10,000,000
Kells Funding LLC:
0.20%, 2/03/14 (b)	50,000	50,000,000
0.22%, 3/14/14 (b)(d)	30,000	30,000,000
0.24%, 6/02/14 (c)	40,000	39,943,200
0.24%, 10/14/14 (d)	30,000	30,000,000
Mizuho Funding LLC, 0.22%, 1/10/14 (c)	75,000	74,968,646
Mont Blanc Capital Corp., 0.24%, 1/09/14 (c)	13,000	12,994,020
Nederlandse Waterschapsbank NV:
0.31%, 12/16/13 (c)	10,000	9,996,125
0.24%, 2/18/14 (b)	10,000	10,000,000
0.33%, 5/21/14 (c)	30,000	29,944,725
0.23%, 7/01/14 (b)(d)	17,000	17,000,271
0.28%, 7/28/14 (b)	9,000	9,001,344
0.28%, 7/30/14	9,000	9,001,353
Nordea Bank AB (c):
0.25%, 1/07/14	30,000	29,986,042
0.25%, 1/09/14	10,000	9,995,208
NRW Bank, 0.09%, 11/05/13 (c)	55,000	54,999,450
Old Line Funding LLC (c):
0.24%, 3/20/14	15,000	14,986,100
0.24%, 4/22/14	25,000	24,971,333
Sheffield Receivable Corp. (c):
0.24%, 1/13/14	20,000	19,990,267
0.23%, 1/15/14	25,000	24,988,021
Sumitomo Mitsui Banking Corp., 0.23%, 11/12/13 (c)	50,000	49,996,486
Sydney Capital Corp., 0.24%, 11/26/13 (c)	47,100	47,092,150
Thunder Bay Funding LLC, 0.24%, 12/16/13 (c)	20,000	19,994,000
Victory Receivables Corp., 0.14%, 11/01/13 (c)	30,268	30,268,000
Westpac Banking Corp., NY (b):
0.27%, 7/09/14	36,230	36,230,000
0.27%, 8/01/14	35,000	35,000,000
0.21%, 11/03/14	25,000	25,000,000
Westpac Securities NZ Ltd., 0.32%, 1/02/14 (b)	24,500	24,500,238
Total Commercial Paper — 27.2%		1,357,201,308

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	31

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Corporate Notes (b)(d)	Par (000)	Value
Australia & New Zealand Banking Group Ltd., 0.98%, 1/10/14	$20,250	$20,279,418
Bank of Montreal, Chicago, 0.34%, 1/10/14	35,000	35,000,000
Bank of Nova Scotia, Houston, 0.34%, 1/02/14	25,000	25,000,000
Commonwealth Bank of Australia, 0.98%, 3/17/14	25,000	25,066,864
Export Development Canada, MTN, 0.11%, 2/04/14	60,000	60,000,000
HSBC Bank PLC, 1.04%, 1/17/14	25,000	25,044,151
National Australia Bank Ltd., 0.97%, 4/11/14	7,150	7,173,443
Svenska Handelsbanken AB, 0.26%, 4/15/14	40,200	40,200,000
Total Corporate Notes — 4.7%		237,763,876

Municipal Bonds (e)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.08%, 11/07/13	11,750	11,750,000
Illinois Finance Authority, Refunding RB, VRDN, University of Chicago (US Bank NA SBPA), 0.06%, 11/07/13	33,520	33,520,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System-F3 (TD Bank NA LOC), 0.06%, 11/07/13	49,095	49,095,000
New York State Energy Research & Development Authority, RB, AMT, VRDN, Consolidated Edison Co. of New York, Inc. Project, Series A (Scotia Bank LOC), 0.07%, 11/07/13	15,000	15,000,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.08%, 11/07/13	7,870	7,870,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.04%, 11/07/13	11,445	11,445,000
Total Municipal Bonds — 2.6%		128,680,000

Time Deposits
Bank of Tokyo-Mitsubishi Ltd., 0.08%, 11/01/13	65,000	65,000,000
Barclays Bank PLC, 0.10%, 11/01/13	80,000	80,000,000
DNB Bank ASA, 0.05%, 11/01/13	100,000	100,000,000
ING Bank NV Amsterdam, 0.13%, 11/06/13	70,000	70,000,000
Natixis, 0.10%, 11/01/13	203,000	203,000,000
Skandinaviska Enskilda Banken, AB, 0.06%, 11/01/13	200,000	200,000,000
Societe Generale SA, 0.08%, 11/01/13	170,000	170,000,000
Total Time Deposits — 17.8%		888,000,000

US Government Sponsored Agency Obligations (b)
Federal Farm Credit Bank Variable Rate Notes, 0.11%, 11/08/13	75,000	74,999,856
Federal Home Loan Bank, 0.17%, 12/20/13	51,000	51,002,988
Total US Government Sponsored Agency Obligations — 2.5%		126,002,844
US Treasury Obligations	Par (000)	Value
US Treasury Bills, 0.08%, 12/19/13 (c)	$47,000	$46,995,143
US Treasury Notes:
0.25%, 11/30/13	60,000	60,006,842
0.25%, 3/31/14	50,000	50,025,932
1.88%, 4/30/14	80,000	80,687,641
0.25%, 5/31/14	25,000	25,015,291

Total US Treasury Obligations — 5.3%		262,730,849

Repurchase Agreements
Barclays Capital, Inc.,, 0.66%, 2/03/14 (Purchased on 8/01/13 to be repurchased at $50,170,500, collateralized by various Corporate/Debt Obligations, 0.25% - 8.11%, due 2/15/15 - 4/15/49, original par and fair value of $333,652,690 and $59,819,187, respectively) (e)	50,000	50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $59,819,187)		50,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 8/01/13 to be repurchased at $22,019,678, collateralized by a US Government Sponsored Agency Obligation, 1.20%, due 11/25/43, original par and fair value of $23,545,000 and $23,545,000, respectively)	22,000	22,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $12,008,400, collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligations, 0.00% - 9.51%, due 8/15/18 - 12/25/59, original par and fair value of $27,987,694 and $12,862,798, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.51%, 12/05/13 (Purchased on 3/18/13 to be repurchased at $25,092,792, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% - 7.43%, due 11/15/18 - 3/12/51, original par and fair value of $1,583,597,492 and $28,454,960, respectively) (e)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $64,862,758)		59,000,000
Deutsche Bank Securities, Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $87,000,266, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.75%, due 11/06/13 - 5/04/37, original par and fair value of $106,958,000 and $88,740,915, respectively)	87,000	87,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/04/13 (Purchased on 8/05/13 to be repurchased at $20,018,706, collateralized by various Corporate/Debt Obligations, 0.00% - 11.87%, due 10/22/14 - 12/11/49, original par and fair value of $49,555,935 and $23,076,558, respectively) (e)	20,000	20,000,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.37%, 11/05/13 (Purchased on 8/07/13 to be repurchased at $50,044,194, collateralized by various Corporate/Debt Obligations, 0.00% - 48.7%, due 9/26/14 - 12/11/49, original par and fair value of $223,974,540 and $58,177,589, respectively) (e)	$50,000	$50,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/07/13 (Purchased on 8/13/13 to be repurchased at $18,015,910, collateralized by various Corporate/Debt Obligations, 0.00% - 11.87%, due 4/12/20 - 10/16/50, original par and fair value of $34,600,237 and $19,899,862, respectively) (e)	18,000	18,000,000
Total Value of Deutsche Bank Securities, Inc., (collateral value of $189,894,924)		175,000,000
HSBC Securities (USA) Inc., 0.18%, 11/01/13 (Purchased on 10/01/13 to be repurchased at $25,003,875, collateralized by various Corporate/Debt Obligations, 0.50% - 4.20%, due 2/03/14 - 5/1/23, original par and fair value of $27,249,000 and $26,752,516, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc., (collateral value of $26,752,516)		25,000,000
J.P. Morgan Securities LLC, 0.14%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $25,000,097, collateralized by various Corporate/Debt Obligations and Municipal Bonds, 0.00% - 7.00%, due 5/17/13 - 2/22/33, original par and fair value of $26,183,000 and $26,252,417, respectively)	25,000	25,000,000
J.P. Morgan Securities LLC, 0.56%, 11/19/13 (Purchased on 8/22/13 to be repurchased at $50,069,222, collateralized by various Corporate/Debt Obligations, 0.00% - 8.30%, due 11/01/13 - 12/15/65, original par and fair value of $91,292,371 and $53,502,854, respectively)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.31%, 12/15/13 (Purchased on 3/15/13 to be repurchased at $30,071,042, collateralized by various Corporate/Debt Obligations, 0.00% - 8.50%, due 5/15/14 - 6/15/67, original par and fair value of $31,045,458 and $31,619,944, respectively) (e)	30,000	30,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.57%, 1/15/14 (Purchased on 9/18/13 to be repurchased at $15,028,263, collateralized by various Corporate/Debt Obligations, 0.30% - 6.00%, due 8/17/15 - 3/25/42, original par and fair value of $17,146,832 and $16,052,184, respectively)	$15,000	$15,000,000
Total Value of J.P. Morgan Securities LLC, (collateral value of $127,427,399)		120,000,000
RBC Capital Markets LLC, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $21,000,076, collateralized by various Corporate/Debt Obligations, 1.95% - 11.88%, due 1/24/14 - 12/31/49, original par and fair value of $20,437,858 and $22,050,000, respectively)	21,000	21,000,000
RBC Capital Markets LLC, 0.16%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $7,000,031, collateralized by various Corporate/Debt Obligations and Municipal Bonds, 0.35% - 6.50%, due 11/09/15 - 7/01/58, original par and fair value of $8,551,810 and $7,411,452, respectively)	7,000	7,000,000
Total Value of RBC Capital Markets LLC, (collateral value of $29,461,452)		28,000,000
UBS Securities LLC, 0.24%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $60,000,400, collateralized by various Corporate/Debt Obligations, 0.00% - 12.38%, due 11/01/13 - 12/31/49, original par and fair value of $71,415,128 and $71,236,710, respectively)	60,000	60,000,000
Total Value of UBS Securities LLC, (collateral value of $71,236,710)		60,000,000
Wells Fargo Securities, LLC, 0.21%, 11/01/13 (Purchased on 9/20/13 to be repurchased at $17,004,165, collateralized by various Corporate/Debt Obligations, 0.00% - 7.38%, due 4/30/15 - 8/27/51, original par and fair value of $32,820,877 and $18,835,537, respectively)	17,000	17,000,000
Total Value of Wells Fargo Securities, LLC, (collateral value of $18,835,537)		17,000,000
Total Repurchase Agreements — 10.7%		534,000,000
Total Investments (Cost — $5,017,183,877*) — 100.5%		5,017,183,877
Liabilities in Excess of Other Assets — (0.5)%		(24,011,812)

Net Assets — 100.0%		$4,993,172,065

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	33

Schedule of Investments (concluded)	Master Institutional Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,017,183,877	—	$5,017,183,877
[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $474,221 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2013.

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments October 31, 2013 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS (Barclays Bank PLC SBPA), 0.15%, 11/07/13 (a)(b)(c)	$1,600	$1,600,000
Alabama Public School & College Authority, RB, Series A, 5.00%, 6/01/14	2,090	2,148,529
Birmingham Alabama Commercial Development Authority, RB, VRDN, FLOATS, Series A (Barclays Bank PLC SBPA), 0.12%, 11/07/13 (b)(c)	10,000	10,000,000
Camden Alabama IDB, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (d)	1,000	1,004,848
Columbia Alabama IDB, Refunding RB, VRDN, Series B, 0.05%, 11/01/13 (b)	7,900	7,900,000

		22,653,377
Arizona — 0.0%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Series A, 3.00%, 7/01/14	200	203,500
Arkansas — 1.6%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.16%, 11/07/13 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.16%, 11/07/13 (b)	14,285	14,285,000
City of Fort Smith Arkansas, Refunding RB, 2.00%, 5/01/14	820	827,498
City of Little Rock Arkansas, GO, 1.00%, 4/01/14	2,000	2,006,173

		21,983,671
California — 11.8%
California Health Facilities Financing Authority, RB, VRDN (b):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.08%, 11/07/13 (a)(c)(d)	2,940	2,940,000
Scripps Health (JPMorgan Chase Bank LOC), 0.07%, 11/07/13	16,700	16,700,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Company, Series E (JPMorgan Chase Bank LOC), 0.05%, 11/01/13 (b)	13,500	13,500,000
California School Cash Reserve Program Authority, RB:
Series C, 2.00%, 4/01/14	31,450	31,683,429
Series G, 2.00%, 5/01/14	11,100	11,198,307
Series H, 2.00%, 6/02/14	6,500	6,568,021
Series I, 2.00%, 6/02/14	4,750	4,799,425
California State University, 0.12%, 1/06/14	12,000	12,000,000
County of Los Angeles California Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	1,500	1,504,297
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.06%, 11/07/13 (b)	4,900	4,900,000
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.08%, 11/07/13 (b)	$13,800	$13,800,000
State of California, RAN, Series A-2, 2.00%, 6/23/14	25,700	25,991,029
University of California, Refunding RB, VRDN, Series AL-1, 0.04%, 11/07/13 (b)	14,000	14,000,000

		159,584,508
Colorado — 2.9%
City & County of Denver Colorado School District No. 1, GO, Refunding, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. SBPA), 0.11%, 11/07/13 (b)	35,240	35,240,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.14%, 11/07/13 (b)	4,100	4,100,000

		39,340,000
Connecticut — 1.2%
City of Milford CT, GO, BAN (e):
Lot A, 1.00%, 5/12/14	5,320	5,342,557
Lot B, 1.00%, 11/11/14	4,031	4,063,772
Connecticut Housing Finance Authority, RB, Sub-Series F-3, 0.70%, 5/15/41 (f)	200	200,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.09%, 11/01/13 (b)	3,700	3,700,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.07%, 11/07/13 (b)	1,100	1,100,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series I (AGM) (Wells Fargo Bank SBPA), 0.08%, 11/07/13 (b)(c)	1,000	1,000,000
State of Connecticut, RB, Revolving Fund, Series A, 4.00%, 2/01/14	300	302,790
University of Connecticut, RB, Series A, 5.00%, 2/15/14	200	202,742

		15,911,861
District of Columbia — 1.1%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC LOC) (Citibank NA SBPA), 0.09%, 11/07/13 (b)	15,515	15,515,000
Florida — 1.2%
County of Broward Florida, GO, Parks & Land Preservation Project, 5.00%, 1/01/14	1,300	1,310,241
County of Lee Florida School Board, COP, Series A (AGM), 5.00%, 2/01/14 (d)	2,320	2,347,994
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.08%, 11/07/13 (b)	4,500	4,500,000
County of Orlando & Orange Expressway Authority, RB, VRDN, Eagle, Series 2007-0107, Class A (BHAC LOC) (Citibank NA SBPA), 0.09%, 11/07/13 (a)(b)	8,100	8,100,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.10%, 11/07/13 (b)	400	400,000

		16,658,235

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia — 0.5%
County of Colquitt Georgia Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.24%, 11/07/13 (b)	$6,715	$6,715,000
County of Richmond Georgia Board of Education, GO, 5.00%, 10/01/14	660	688,743

		7,403,743
Illinois — 1.6%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.35%, 11/07/13 (b)	1,200	1,200,000
County of Du Page Illinois, RB, VRDN, Benedictine University, Series B (US Bank NA LOC), 0.12%, 11/07/13 (b)	2,107	2,107,000
Illinois Educational Facilities Authority, Refunding RB, University of Chicago (f):
3.38%, 7/01/25	885	891,863
Series B-3, 0.23%, 7/01/36	4,700	4,700,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 11/07/13 (a)(b)(c)	9,055	9,055,000
Lake County Township High School District No. 121 Warren, GO, Series C (d):
5.75%, 3/01/19	775	796,950
5.63%, 3/01/21	1,185	1,218,074
5.50%, 3/01/24	1,395	1,433,360

		21,402,247
Indiana — 1.9%
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.11%, 11/07/13 (b)	5,375	5,375,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series A-2 (JPMorgan Chase Bank SBPA), 0.09%, 11/01/13 (b)	19,775	19,775,000

		25,150,000
Iowa — 4.7%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.14%, 11/07/13 (b)	63,600	63,600,000
Kansas — 1.7%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.13%, 11/07/13 (b)	1,980	1,980,000
City of Wichita, GO, Series 260, 0.19%, 10/15/14	14,320	14,320,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A-3, AMT (JPMorgan Chase Bank NA SBPA), 0.13%, 11/07/13 (a)(b)(c)	2,595	2,595,000
Kansas Development Finance Authority, Refunding RB:
Kansas Projects, Series A, 4.00%, 5/01/14	2,485	2,530,229
Series B, 3.00%, 5/01/14	1,540	1,561,192

		22,986,421
Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.25%, 11/07/13 (b)	2,065	2,065,000
Municipal Bonds	Par (000)	Value
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT, 0.23%, 11/07/13 (b)	$14,000	$14,000,000
Louisiana Office Facilities Corp., Refunding RB, Capitol Complex Program, 5.00%, 3/01/14	290	294,392
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, Series C, 0.05%, 11/01/13 (b)	6,900	6,900,000

		21,194,392
Maryland — 3.3%
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.10%, 11/07/13 (b)	26,825	26,825,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.25%, 11/07/13	3,425	3,425,000
Homewood Williamsport Facility, 0.15%, 11/07/13	6,540	6,540,000
Maryland Community Development Administration, RB, VRDN, Series A, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.23%, 11/07/13 (a)(b)	1,592	1,592,000
Maryland EDC, RB, VRDN AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing, 0.25%, 11/07/13	1,200	1,200,000
Linemark Printing Project, 0.30%, 11/07/13	4,725	4,725,000

		44,307,000
Massachusetts — 5.6%
City of Cambridge Massachusetts, GO, Municipal Purpose Loan, 3.30%, 1/01/14	600	603,047
City of Waltham Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 2/01/14	875	881,085
Massachusetts Bay Transportation Authority, Refunding RB, VRDN (b):
7-Month Window, Senior Series A, 0.17%, 5/29/14	4,550	4,550,000
General Transportation System, Series A-1 (Barclays Bank PLC SBPA), 0.08%, 11/07/13	7,505	7,505,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.06%, 11/07/13 (b)	8,750	8,750,000
Massachusetts School Building Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series A (JPMorgan Chase Bank NA SBPA), 0.09%, 11/07/13 (a)(b)(c)	11,400	11,400,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.08%, 11/07/13 (b)	37,400	37,400,000
Town of Bourne Massachusetts, GO, Refunding, Municipal Purpose Loan of 2012, 2.00%, 12/15/13	605	606,237

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.17%, 5/29/14 (b)	$4,040	$4,040,000

		75,735,369
Michigan — 1.7%
Board of Trustees Michigan, 0.11%, 11/05/13	15,225	15,225,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.14%, 5/29/14 (b)	5,840	5,840,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.08%, 11/01/13 (b)	500	500,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 0.49%, 11/07/13 (b)	1,920	1,920,000

		23,485,000
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series C, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 11/07/13 (a)(b)(c)(d)	4,700	4,700,000
Mississippi — 2.0%
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.05%, 11/01/13 (b)	20,500	20,500,000
County of Rankin Mississippi School District, GO, 2.25%, 8/01/14	500	507,161
Mississippi Business Finance Corp., RB, VRDN, Series G (Chevron Corp. Guarantor), 0.05%, 11/01/13 (b)	5,500	5,500,000

		26,507,161
Missouri — 1.7%
City of St. Louis Missouri, GO, Transportation, 2.00%, 5/30/14	6,100	6,163,496
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, St. Louis University, Series B-1 (Barclays Bank PLC LOC), 0.09%, 11/01/13 (b)	7,000	7,000,000
Missouri State Regional Convention & Sports Complex Authority, Refunding RB, 2.00%, 8/15/14	1,700	1,723,338
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.23%, 11/07/13 (b)	8,000	8,000,000

		22,886,834
Multi-State — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV SBPA), 0.18%, 11/07/13 (a)(b)(c)	4,460	4,460,000
Nevada — 0.3%
County of Clark Nevada, Refunding ARB, Airport System Revenue, 2.00%, 7/01/14	4,700	4,751,261
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.23%, 11/07/13 (b)	2,520	2,520,000
New Jersey — 2.1%
County of Morris New Jersey, GO, Series B, 1.00%, 12/15/13	915	915,825
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Robert Wood Johnson University Hospital, Series B (Wells Fargo Bank NA LOC), 0.08%, 11/07/13 (b)	$15,000	$15,000,000
State of New Jersey, RB, P-FLOATS, VRDN (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement) (a)(b)(c):
0.10%, 11/07/13	2,265	2,265,000
Series B, 0.14%, 11/07/13	9,100	9,100,000
West Windsor-Plainsboro Regional School District, GO, Refunding, 3.00%, 12/01/13	600	601,332

		27,882,157
New Mexico — 0.0%
New Mexico Finance Authority, RB, Senior Lien, Public Project Revolving Fund, Series A, 4.00%, 6/01/14	200	204,325
New York — 7.9%
City of New York, GO, VRDN, Sub-Series D-3 (JPMorgan Chase Bank SBPA), 0.07%, 11/07/13 (b)	20,000	20,000,000
Housing Development Corp., RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.06%, 11/07/13 (b)	13,900	13,900,000
Housing Development Corp., Refunding RB, Series C, 0.20%, 6/27/14 (b)	5,450	5,450,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (Citibank NA SBPA), 0.09%, 11/07/13 (b)	7,000	7,000,000
New York City Industrial Development Agency, RB, VRDN, AMT (Kookmin Bank LOC) (b):
Korean Air Lines Co. Ltd. Project, Series A, 0.17%, 11/07/13	8,600	8,600,000
Series B, 0.17%, 11/07/13	12,600	12,600,000
New York City Water & Sewer System, Refunding RB, VRDN, FLOATS, Series C (Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	24,565	24,565,000
New York State Housing Finance Agency, RB, VRDN, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.08%, 11/07/13 (b)	3,190	3,190,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.15%, 11/07/13 (b)	11,015	11,015,000

		106,320,000
North Carolina — 3.2%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series A (Wells Fargo Bank NA SBPA), 0.18%, 11/07/13 (a)(b)(c)	595	595,000
City of Charlotte North Carolina, GO, Refunding, Series B, 2.00%, 1/01/14	2,980	2,989,197
City of Charlotte North Carolina Water & Sewer System Revenue, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.07%, 11/07/13 (b)	6,945	6,945,000
City of Greensboro North Carolina, GO, Refunding, Public Improvement, Series A, 5.00%, 2/01/14	230	232,713

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 6/01/14	$600	$612,916
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.07%, 11/07/13 (b)	3,000	3,000,000
City of Raleigh North Carolina, GO, Refunding, Series D, 4.00%, 12/01/13	300	300,927
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, Series 2009, 0.18%, 11/07/13 (b)	3,990	3,990,000
County of Brunswick North Carolina, Refunding RB, 2.00%, 4/01/14	500	503,827
County of Buncombe North Carolina, GO, Refunding, Series A, 3.00%, 12/01/13	300	300,682
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (TD Bank NA LOC), 0.33%, 11/07/13 (b)	1,700	1,700,000
County of Mecklenburg North Carolina, COP, Refunding, 0.12%, 11/07/13 (b)	3,850	3,850,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.18%, 5/29/14 (b)	8,375	8,375,000
County of Pitt North Carolina, COP, Refunding, School Facilities Project, Series B, 5.00%, 4/01/14 (d)	650	662,786
North Carolina Capital Facilities Finance Agency, RB, VRDN, High Point University Project (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (b)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (b)	4,045	4,045,000
State of North Carolina, RB, Vehicle, 5.00%, 3/01/14	700	710,829
University of North Carolina at Chapel Hill, Refunding RB, VRDN, Series B, 0.06%, 11/07/13 (b)	2,700	2,700,000

		43,513,877
Ohio — 1.0%
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Various Purpose, Series D (Bank of America NA LOC), 0.08%, 11/07/13 (b)	2,450	2,450,000
City of Columbus Ohio, GO, Various Purpose, Series A, 5.00%, 12/15/13	300	301,727
County of Lucas Ohio, GO, Refunding, Various Purpose, 1.00%, 7/16/14	1,320	1,326,664
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.25%, 11/12/13 (b)	3,690	3,695,585
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Cleveland Clinic (b):
Health System Obligation, 0.11%, 11/07/13	2,000	2,000,000
Hospital, Series B-4, 0.07%, 11/01/13	100	100,000
Ohio State University, Refunding RB, Series A, 4.00%, 12/01/13	130	130,407
Ohio State Water Development Authority, RB, BAN, Water Pollution Control, 2.00%, 12/01/13	4,000	4,006,146

		14,010,529
Municipal Bonds	Par (000)	Value
Oklahoma — 1.6%
Oklahoma Development Finance Authority, Refunding RB, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.15%, 11/01/13 (b)	$21,000	$21,000,000
Oklahoma Turnpike Authority, Refunding RB, Oklahoma Turnpike System, Series A, 5.00%, 1/01/14	600	604,724

		21,604,724
Pennsylvania — 4.9%
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, Series A-2 (JPMorgan Chase Bank NA LOC), 0.07%, 11/07/13 (b)	3,300	3,300,000
City of Philadelphia Pennsylvania Gas Works, Refunding RB, VRDN, Series D (Royal Bank of Canada LOC), 0.07%, 11/07/13 (b)	5,600	5,600,000
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.06%, 11/07/13 (b)	2,200	2,200,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series B (TD Bank NA SBPA), 0.04%, 11/01/13 (b)	22,500	22,500,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co. Inc., West Point Project, AMT, 0.18%, 11/07/13 (b)	15,800	15,800,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Gwynedd Mercey College (TD Bank NA LOC), 0.07%, 11/07/13 (b)	2,000	2,000,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.14%, 11/07/13 (b)	6,800	6,800,000
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.08%, 11/07/13 (b)	7,800	7,800,000

		66,000,000
Rhode Island — 0.4%
Town of North Kingstown Rhode Island, GO, BAN, Series 1, 1.25%, 4/23/14	4,830	4,852,949
South Carolina — 3.8%
County of Beaufort South Carolina School District, GO, Series C, 6.50%, 3/01/14	650	663,364
County of Charleston South Carolina School District Development Corp., GO, Refunding, 1.50%, 3/01/14 (e)	30,220	30,344,809
County of Richland South Carolina School District No. 1, GO, 1.00%, 2/28/14	4,330	4,340,886
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.13%, 11/07/13 (a)(b)(c)	2,905	2,905,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.09%, 11/07/13 (b)	13,150	13,150,000

		51,404,059

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 1.7%
City of Oak Ridge Tennessee, GO, Refunding, 2.00%, 6/01/14	$650	$656,476
County of Knox Tennessee, GO, Refunding, 4.00%, 4/01/14	245	248,836
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, 7-Month Window, Ascension, 0.14%, 11/07/13 (b)	21,575	21,575,000

		22,480,312
Texas — 13.5%
City of College Station Texas, GO, Refunding, 3.00%, 2/15/14	1,070	1,078,567
City of Garland Texas Water & Sewer System, Refunding RB, Series A, 3.00%, 3/01/14	900	908,454
County of Harris Texas, GO, Refunding, VRDN, Clipper Tax-Exempt Certificate Trust, Series C (State Street Bank & Trust Co. SBPA), 0.11%, 11/07/13 (b)	10,360	10,360,000
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series DB-1053, 0.10%, 11/07/13 (a)(b)(c)	6,660	6,660,000
County of Tarrant Texas, GO, Refunding, 1.00%, 7/15/14	900	905,116
North Texas Tollway Authority Revenue, 0.12%, 12/10/13	6,000	6,000,000
Permanent University Fund, Refunding RB, Series B, 4.75%, 7/01/14 (d)	1,100	1,132,967
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.09%, 11/07/13 (b)	13,250	13,250,000
Port of Freeport Texas, RB, VRDN BASF Corp. Project AMT (b):
0.23%, 11/07/13	24,500	24,500,000
Multi-Mode, 0.23%, 11/07/13	20,000	20,000,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.13%, 11/07/13 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.23%, 11/07/13	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.13%, 11/07/13	10,000	10,000,000
Total Petrochemicals Project, 0.13%, 11/07/13	35,000	35,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS (Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	3,000	3,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.10%, 11/07/13 (b)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.09%, 11/07/13 (a)(b)(c)	6,020	6,020,000

		182,230,104
Utah — 1.2%
City of Murray Utah, RB, VRDN, IHC Health Services Inc., Series D (b):
0.07%, 11/01/13	$6,160	$6,160,000
(Wells Fargo Bank NA SBPA), 0.05%, 11/01/13	10,395	10,395,000

		16,555,000
Virginia — 1.8%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.15%, 11/07/13 (b)	750	750,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.08%, 11/07/13 (b)	400	400,000
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.09%, 11/07/13 (b)	200	200,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.06%, 11/07/13 (b)	700	700,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.16%, 11/07/13 (b)	7,435	7,435,000
County of Fauquier Virginia, GO, School Building, 5.00%, 7/01/14	800	825,153
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.07%, 11/07/13 (b)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.16%, 11/07/13 (b)	1,280	1,280,000
State of Virginia Commonwealth Transportation Board, Refunding RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. SBPA), 0.08%, 11/07/13 (b)	1,100	1,100,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.24%, 11/07/13 (a)(b)	3,470	3,470,000
Virginia College Building Authority, RB, VRDN, 21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.07%, 11/01/13 (b)	7,635	7,635,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster Canterbury, Series B (Branch Banking & Trust LOC), 0.09%, 11/07/13 (b)	300	300,000

		24,395,153
Washington — 2.4%
City of Everett Washington Water & Sewer, Refunding RB, 3.00%, 12/01/13	700	701,585
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank NA SBPA), 0.10%, 11/07/13 (a)(b)(c)	10,040	10,040,000
County of Grant Washington Public Utility District No. 2, Refunding RB, Series I, 5.00%, 1/01/14	430	433,346
Seattle Washington Municipal Light and Power, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA SBPA), 0.19%, 11/07/13 (a)(b)(c)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS (Barclays Bank PLC SBPA), 0.12%, 11/07/13 (a)(b)(c)	11,320	11,320,000

		32,224,931

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia — 0.4%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.10%, 11/07/13 (b)	$5,500	$5,500,000
Wisconsin — 6.3%
County of Kenosha, GO, Refunding, Series B, 2.00%, 6/01/14	440	444,599
State of Wisconsin, ECN:
0.13%, 12/05/13	46,000	46,000,000
Petroleum Inspection Fee, 0.13%, 12/05/13	13,000	13,000,000
TECP, 0.11%, 11/07/13	2,800	2,800,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, 0.14%, 5/29/14 (b)	6,900	6,900,000
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank NA SBPA), 0.15%, 11/07/13 (b)	16,700	16,700,000

		85,844,599
Wyoming — 1.7%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.18%, 11/07/13 (b)	$4,600	$4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (b):
Series A, 0.13%, 11/07/13	5,000	5,000,000
Series B, 0.13%, 11/07/13	3,500	3,500,000
County of Uinta Wyoming, Refunding RB, VRDN, Chevron USA Inc. Project, 0.05%, 11/01/13 (b)	10,000	10,000,000

		23,100,000
Total Investments (Cost — $1,393,127,299*) — 102.9%		1,393,127,299
Liabilities in Excess of Other Assets — (2.9)%		(39,374,255)

Net Assets — 100.0%		$1,353,753,044

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	$9,406,329	—
Wells Fargo Securities LLC	$30,344,809	—

(f)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,393,127,299	—	$1,393,127,299

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, a bank overdraft of ($515,003) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2013.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	41

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2013 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$7,479,634,015	$4,483,183,877	$1,393,127,299
Repurchase agreements at value — unaffiliated[2]	1,018,955,000	534,000,000	—
Cash	742,931	474,221	—
Investments sold receivable	43,617,510	—	—
Interest receivable	4,357,381	1,417,767	1,149,589
Prepaid expenses	—	28,275	—

Total assets	8,547,306,837	5,019,104,140	1,394,276,888

Liabilities
Bank overdraft	—	—	515,003
Investments purchased payable	—	25,000,000	39,751,137
Investment advisory fees payable	371,258	201,963	52,895
Directors’ fees payable	4,612	4,727	6,750
Withdrawals payable to investors	—	638,863	120,353
Other accrued expenses payable	85,431	86,522	77,706

Total liabilities	461,301	25,932,075	40,523,844

Net Assets	$8,546,845,536	$4,993,172,065	$1,353,753,044

Net Assets Consist of
Investors’ capital	$8,546,845,536	$4,993,172,065	$1,353,753,044

[1] Investments at cost — unaffiliated	$7,479,634,015	$4,483,183,877	$1,393,127,299
[2] Repurchase agreements at cost — unaffiliated	$1,018,955,000	$534,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2013 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$11,444,600	$6,304,251	$1,051,771

Expenses
Investment advisory	2,266,459	1,382,986	363,511
Custodian	195,340	122,026	38,778
Accounting services	51,022	43,289	34,172
Professional	52,678	41,698	32,965
Insurance	49,056	51,421	14,309
Directors	56,171	38,686	10,230
Printing	4,314	5,102	6,508
Miscellaneous	16,738	25,374	—

Total expenses	2,691,778	1,710,582	500,473
Less fees waived by Manager	—	—	(40,319)

Total expenses after fees waived	2,691,778	1,710,582	460,154

Net investment income	8,752,822	4,593,669	591,617

Realized Gain
Net realized gain from investments	274,587	202,063	117,162

Net Increase in Net Assets Resulting from Operations	$9,027,409	$4,795,732	$708,779

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013

Operations
Net investment income	$8,752,822	$23,410,897	$4,593,669	$14,641,539
Net realized gain	274,587	469,679	202,063	371,192

Net increase in net assets resulting from operations	9,027,409	23,880,576	4,795,732	15,012,731

Capital Transactions
Proceeds from contributions	15,327,445,240	38,473,182,223	16,535,612,560	41,542,980,104
Value of withdrawals	(15,505,834,348)	(37,837,384,569)	(17,253,505,379)	(41,361,589,599)

Net increase (decrease) in net assets derived from capital transactions	(178,389,108)	635,797,654	(717,892,819)	181,390,505

Net Assets
Total increase (decrease) in net assets	(169,361,699)	659,678,230	(713,097,087)	196,403,236
Beginning of period	8,716,207,235	8,056,529,005	5,706,269,152	5,509,865,916

End of period	$8,546,845,536	$8,716,207,235	$4,993,172,065	$5,706,269,152

	Master Institutional Tax-Exempt Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013

Operations
Net investment income	$591,617	$3,739,321
Net realized gain	117,162	19,987

Net increase in net assets resulting from operations	708,779	3,759,308

Capital Transactions
Proceeds from contributions	3,722,715,734	6,937,814,208
Value of withdrawals	(3,925,216,814)	(8,315,470,959)

Net decrease in net assets derived from capital transactions	(202,501,080)	(1,377,656,751)

Net Assets
Total decrease in net assets	(201,792,301)	(1,373,897,443)
Beginning of period	1,555,545,345	2,929,442,788

End of period	$1,353,753,044	$1,555,545,345

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	43

Financial Highlights	Master Institutional Money Market LLC

	Six Months Ended October 31, 2013 (Unaudited)		Master Premier Institutional Portfolio
			Year Ended April 30,
			2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.10%	[1]	0.27%	0.22%	0.33%	0.41%	2.25%

Ratios to Average Net Assets
Total expenses	0.06%	[2]	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.19%	[2]	0.28%	0.23%	0.32%	0.41%	2.29%

Supplemental Data
Net assets, end of period (000)	$8,546,846		$8,716,207	$8,056,529	$11,285,918	$12,183,920	$17,313,345

	Six Months Ended October 31, 2013 (Unaudited)		Master Institutional Portfolio
			Year Ended April 30,
			2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.09%	[1]	0.26%	0.23%	0.37%	0.42%	2.25%

Ratios to Average Net Assets
Total expenses	0.06%	[2]	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.17%	[2]	0.25%	0.22%	0.34%	0.43%	2.21%

Supplemental Data
Net assets, end of period (000)	$4,993,172		$5,706,269	$5,509,866	$9,291,535	$11,181,175	$25,984,189

	Six Months Ended October 31, 2013 (Unaudited)		Master Institutional Tax-Exempt Portfolio
			Year Ended April 30,
			2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.05%	[1]	0.17%	0.15%	0.34%	0.45%	1.68%

Ratios to Average Net Assets
Total expenses	0.07%	[2]	0.06%	0.06%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.06%	[2]	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.08%	[2]	0.17%	0.16%	0.34%	0.46%	1.74%

Supplemental Data
Net assets, end of period (000)	$1,353,753		$1,555,545	$2,929,443	$5,151,618	$10,795,434	$14,885,725

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2013. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master Premier Institutional Portfolio and Master Institutional Portfolio may enter into repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Premier Institutional and Master Institutional Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit the Master Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Master Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolios recognize a liability with respect to such excess

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Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

collateral to reflect the Master Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive management and/or reimburse operating expenses to enable the Master Institutional Tax-Exempt Portfolio to maintain minimum levels of daily net investment income. This amount is reported in the Statements of Operations as fees waived by Manager. The Manager may discontinue the waiver or reimbursement at any time. For the six months ended October 31, 2013, the fund waived $40,319.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2013, the purchase and sale transactions from an affiliated fund in compliance with Rule 17a-7 of the 1940 Act were as follows:

	Purchases	Sales
Master Institutional Tax-Exempt Portfolio	$609,760,000	$657,525,000

5. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolios have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor, on behalf of each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”).

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity, (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC, the Series Fund or any Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	47

Disclosure of Investment Advisory Agreements (continued)

applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Funds by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (g) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2014; and the Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2014. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance metric as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund and securities lending, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreements (continued)

the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable.

The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss, the performance of the Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that each of FFI Institutional Tax-Exempt Fund and FFI Premier Institutional Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that FFI Select Institutional Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-year, three-year and since-inception periods reported.

The Board noted that each of FFI Institutional Fund and FFI Government Fund ranked in the second, first and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that FFI Treasury Fund ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Master Portfolio, FFI Government Fund and FFI Treasury Fund . In the Board’s view, BlackRock’s money market funds have performed well

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	49

Disclosure of Investment Advisory Agreements (continued)

over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total net operating expense ratio, as well as the actual management fee rate, of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms,

including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that Master Institutional Tax-Exempt Portfolio’s/FFI Institutional Tax Exempt Fund’s contractual management fee rate ranked in the first quartile relative to the Feeder Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of Master Institutional Portfolio/FFI Institutional Fund and Master Premier Institutional Portfolio/FFI Premier Institutional Fund ranked in the second quartile relative to the Feeder Fund’s Expense Peers.

The Board noted that Master Institutional Portfolio’s/FFI Select Institutional Fund’s contractual management fee rate ranked in the second quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Feeder Fund’s total net operating expenses as a percentage of the Feeder Fund’s average daily net assets.

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund’s total net operating expense ratio ranked in the second quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board further noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreements (concluded)

expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example, in the case of FFI Government Fund and FFI Treasury Fund, through the use of revised breakpoints in the advisory fee based upon the applicable Fund’s asset level, or in the case of the Master Portfolios and Feeder Fund, through the use of breakpoints in the advisory fee rate based upon the asset level of the relevant Master Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the applicable Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2014. The Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory. In arriving at their decisions to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	51

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, President1 and Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President2 and Chief Executive Officer3

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

[1]	President of the Trust.

[2]	President of the Master LLC.

[3]	Chief Executive Officer of both the Trust and the Master LLC.

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Boston Financial Data Services

Boston, MA 02266

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

One Financial Center

Boston, MA 02111

52	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise, If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013	53

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/13-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 2, 2014

3